Risk management and financial instruments (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Risk management and financial instruments
Maximum credit risk exposure	R$ 264,415	R$ 731,643
Cash and cash equivalents
Risk management and financial instruments
Maximum credit risk exposure	100,243	582,231
Financial investments
Risk management and financial instruments
Maximum credit risk exposure	8,160	7,005
Trade accounts receivable
Risk management and financial instruments
Maximum credit risk exposure	R$ 156,012	R$ 142,407